Summary Prospectus Growth Allocation Strategy AUGUST 1, 2010 as revised November 2, 2010 Class / Ticker Symbol A / SGIAX C / SGILX I / CLVGX

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.ridgeworth.com/prospectus. You can also get this information at no cost by calling the Funds at 1-888-784-3863 or by sending an email request to info@ridgeworth.com. The current Prospectus and Statement of Additional Information, dated August 1, 2010, are incorporated by reference into this summary prospectus.

Investment Objective

The Growth Allocation Strategy (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 32 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses	0.78%	0.78%	0.78%

Total Annual Fund Operating Expenses	1.32%	2.02%	1.02%
Fee Waivers and/or Expense Reimbursements(1)	(0.04)%	(0.04)%	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.28%	1.98%	0.98%

(1)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 0.50%, 1.20% and 0.20% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your

August 1, 2010	1	Summary Prospectus

actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$698	$966	$1,253	$2,070
C Shares	$301	$630	$1,084	$2,345
I Shares	$100	$321	$559	$1,244

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$698	$966	$1,253	$2,070
C Shares	$201	$630	$1,084	$2,345
I Shares	$100	$321	$559	$1,244

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds and exchange traded funds (“ETFs”) that invest in equities (together, “Underlying Equity Funds”), and, to a lesser extent, RidgeWorth Fixed Income Funds and ETFs that invest in bonds (together, “Underlying Fixed Income Funds”). The Fund invests between 60% and 80% of its assets in Underlying Equity Funds and up to 40% in Underlying Fixed Income Funds (together, “Underlying Funds”). The Fund’s remaining assets may be invested in money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

The Fund may invest in an Underlying Fund that:

–	invests in common stocks of real estate investment trusts (“REITs”) and companies principally engaged in the real estate industry.

–	invests in common stocks, other equity securities and debt instruments, including mortgage- and asset-backed instruments, of U.S. and non U.S. companies. The Underlying Fund may invest in companies of any size and in both developed and emerging markets.

–	is a 130/30 fund. A 130/30 fund is a fund that invests approximately 130 percent of its assets in long positions, either directly or indirectly through derivatives, while approximately 30 percent of its assets are sold short, either directly or indirectly through derivatives. The proceeds from the short strategies may be used to purchase all or a portion of the additional 30 percent of the long positions.

–	invests in bank loans and other below investment grade instruments.

–	invests in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS”, which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses. The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Investment Range
(Percentage of the
Growth Allocation
Asset Class	Strategy’s Assets)

Underlying Equity Funds	60-80%
U.S. Equities
International Equities
Emerging Market Equities
(All Capitalizations)

Underlying Fixed Income Funds	20-40%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

Underlying Money Market Funds	0-20%

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

Principal Investment Risks

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them. The Adviser’s asset allocation decisions may not anticipate market trends successfully. The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds. The risks associated with investing in the Underlying Funds are described in this section.

Equity Risk: Stock prices may fall over short or extended periods of time. The value the Fund’s securities may fluctuate drastically from day to day.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

Smaller Company Risk: Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Style Risk (Value): A value investing style may be out of favor in the marketplace. The potential value of a security as perceived by an Underlying Fund’s investment subadviser may never be realized by the market.

Style Risk (Growth): Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Real Estate Risk: An investment in the Fund may be subject to many of the same risks as a direct investment in real estate and the real estate owned by the companies in which it invests. These risks include changes in economic

Summary Prospectus	2	August 1, 2010

conditions, interest rates, credit risk, property values, property tax increases, overbuilding and increased competition, increasing vacancies or declining rents, environmental contamination, zoning and natural disasters.

Because the Fund concentrates its investments in the real estate industry, the Fund’s performance will be closely linked to the performance of the real estate markets.

Foreign Investment Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Short Sales Risk: If the price of a stock goes up after a short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. The amount of loss on a short sale is theoretically unlimited, as there is no maximum attainable price of the shorted security.

Leverage Risk: The Fund’s short sales effectively leverage the Underlying Fund’s assets. It is possible that the Underlying Fund may lose money on both long and short positions at the same time. The Underlying Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Underlying Fund to use its other assets to increase the collateral. Leverage also creates interest expenses that may decrease the Fund’s overall returns.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan.

These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities including difficult or frozen credit markets, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates resulting in unexpected capital loss.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Exchange Traded Fund Risk: The risk of owning shares of an ETF generally reflects the risk of owning the underlying securities the ETF is designed to track. Liquidity in an ETF could result in more volatility than ownership of the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Derivatives Risk: Because the Fund may invest in derivatives, the Fund is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. A Shares commenced operations on November 5, 2003 and C Shares commenced operations on April 5, 2005. Performance prior to the commencement of operations of each respective class, is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
13.21%	-14.19%
(6/30/03)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -3.93%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state

August 1, 2010	3	Summary Prospectus

and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Year	10 Years

A Shares Returns Before Taxes	18.07%	1.55%	3.08%

C Shares Returns Before Taxes	23.33%	1.99%	3.34%

I Shares Returns Before Taxes	25.62%	3.09%	3.90%

I Shares Returns After Taxes on Distributions	24.91%	1.50%	2.68%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	16.82%	2.12%	2.86%

Hybrid 70/30 Blend of the following benchmarks (reflects no deductions for fees, expenses or taxes)	20.44%	2.03%	1.49%

S&P 500 (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser

RidgeWorth Investments is the Fund’s investment adviser.

Portfolio Management

Mr. Alan Gayle, Managing Director of the Adviser, has managed the Fund since its inception in December 1992.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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